Employee Benefit and Stock Incentive Plan (Tables)	12 Months Ended
Jan. 03, 2016
Postemployment Benefits [Abstract]
Schedule of Assumption of Fair Value Options

The assumptions used for the Black-Scholes options pricing model to determine the fair value of options follow:

	Consolidated Successor Company January 3, 2016	Consolidated Successor Company December 28, 2014
Risk-free interest rate	1.73% - 2.07%	1.90%
Expected dividends	0	0
Expected volatility	30% - 40%	40%
Expected term (in years)	6.5	6
Weighted-average volatility	36%	40%

Schedule of Stock Option Activities

Stock option activities for the periods ended January 3, 2016 and December 28, 2014:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 30, 2013	—	$—
Granted	2,141.2	8.61
Exercised	—
Expired or forfeited	—

Outstanding at December 28, 2014	2,141.2	8.61	8.99

Granted	955.0	13.23
Exercised	—
Expired or forfeited	(36.0)	8.61

Outstanding at January 3, 2016	3,060.2	10.05	8.74

Exercisable at January 3, 2016	842.3	$8.61	8.52
Unvested and expected to vest at January 3, 2016	2,217.9	$10.60	8.83